UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21193

First American Minnesota Municipal Income Fund II, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 08/31/07

Date of reporting period: 11/30/06

Schedule of INVESTMENTS November 30, 2006 (unaudited)

Minnesota Municipal Income Fund II

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities - 155.4%
Authority Revenue - 3.1%
Duluth Seaway Port Authority, Cargill Project, 4.20%, 5/1/13	$ 700,000	$ 707,168

Economic Development Revenue - 3.5%
Agriculture and Economic Development Board, Small Business Program A - Lot 1, (AMT), 5.55%, 8/1/16	400,000	409,468
Marshall Health Care Facility, Weiner Medical Center, 5.35%, 11/1/17	350,000	373,660
		783,128

Education Revenue - 14.7%
Higher Education Facility, Augsburg College, 5.00%, 5/1/28	200,000	208,502
Higher Education Facility, College of Art & Design, 5.00%, 5/1/26	400,000	417,580
Higher Education Facility, St. Catherine's College, 5.38%, 10/1/32	1,000,000	1,062,330
Higher Education Facility, St. John's University (Prerefunded 10/1/11 @ 100), 5.25%, 10/1/26 (b)	350,000	375,567
St. Paul Housing and Redevelopment Authority, Community Peace Academy Project Series A, 5.00%, 12/1/36	200,000	204,362
St. Paul Housing and Redevelopment Authority, St. Paul Academy and Summit School, 5.50%, 10/1/24	1,000,000	1,040,870
		3,309,211

General Obligations - 9.2%
Crow Wing County General Obligation (MBIA), 5.00%, 2/1/21	550,000	594,748
Minneapolis Sports Arena Project, 5.20%, 10/1/24	400,000	407,396
Robbinsdale Independent School District (FSA), 5.00%, 2/1/21	1,000,000	1,060,610
		2,062,754

Healthcare Revenue - 51.6%
Aitkin Health Care Facilities Revenue, Riverwood Health Care Center, 5.50%, 2/1/24	200,000	205,934
Agriculture and Development Board, Fairview Health Care System, (Prerefunded 11/15/10 @ 101), 6.38%, 11/15/29 (b)	675,000	749,243
Agriculture and Development Board, Fairview Health Care System, 6.38%, 11/15/29	25,000	27,261
Bemidji Health Care Facilities, North Country Health Services (RAAI), 5.00%, 9/1/31	1,000,000	1,046,170
Colorado Health Facilities Authority Revenue, Christian Living Communities Project, 5.75%, 1/1/37	200,000	210,126
Cuyuna Range Hospital District, 6.00%, 6/1/29	350,000	357,396
Cuyuna Range Hospital District, 5.50%, 6/1/35	400,000	410,372
Duluth Health Care Facility, Benedictine Health System - St. Mary's Hospital, 5.25%, 2/15/33	1,000,000	1,055,740
Fergus Falls Health Care Facility, Broen Memorial Home Project, 7.00%, 11/1/19	350,000	350,322
Glencoe Health Care Facilities, Glencoe Regional Health Services, 5.00%, 4/1/20	700,000	731,437
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	400,000	459,080
Golden Valley Health Care Facilities, Covenant Retirement Communities, 5.50%, 12/1/25	600,000	625,530
Inver Grove Heights Minnesota Nursing, Presbyterian Homes, 5.50%, 10/1/33	250,000	253,697
Minneapolis and St. Paul Housing and Redevelopment Authority, Healthpartners Project, 5.88% 12/1/29	750,000	821,250
Minneapolis Health Care Facilities, Allina Health Systems, 5.75%, 11/15/32	300,000	326,307
Monticello, Big Lake Community Hospital District, 6.20%, 12/1/22	400,000	424,160
Moorhead, Minnesota Gross Revenue, Golf Course, 5.15%, 6/1/29	300,000	301,296
New Hope Housing and Health Care Facility, Masonic Home North Ridge, 5.75%, 3/1/15	400,000	416,200
Pine City Health Care, North Branch, 5.00%, 10/20/47	125,000	131,178
Shakopee Health Care Facility, St. Frances Regional Medical Center, 5.10%, 9/1/25	500,000	527,250
St. Louis Park Health Care Facilities, Park Nicollet Health Systems,
5.25%, 7/1/30	250,000	266,557
5.50%, 7/1/25	250,000	271,933

St. Paul Housing and Redevelopment Authority Hospital Revenue, Healtheast Project, 6.00%, 11/15/30	200,000	223,634
St. Paul Housing and Redevelopment Authority, Nursing Home Nts Episcopal, 5.63%, 10/1/33	500,000	515,815
St. Paul Housing and Redevelopment Authority, Regions Hospital,
5.25%, 5/15/18	500,000	512,200
5.30%, 5/15/28	170,000	173,907
Winona Health Care Facilities, Winona Health Obligated Group, 6.00%, 7/1/34	200,000	220,554
		11,614,549

Housing Revenue - 26.9%
Eden Prairie Multifamily Housing, Preserve Place (GNMA), 5.60%, 7/20/28	500,000	515,370
Hopkins Multifamily Housing, Hopkins Renaissance Project, 6.25%, 4/1/15	500,000	513,825
Minneapolis Multifamily Housing, Seward Towers Project (GNMA), 5.00%, 5/20/36	1,190,000	1,240,456
Minneapolis and St. Paul Housing, Finance Board Single Family, (AMT) Mortgage-Backed City Living, 5.00%, 11/1/38	200,000	206,824
Moorhead Senior Housing Revenue, Sheyenne Crossing Project, 5.65%, 4/1/41	330,000	333,861
Prior Lake Senior Housing Revenue, Shepards Path Senior Housing, 5.70%, 8/1/36	200,000	205,822
Southeast State Multi-County Housing and Redevelopment Authority, Goodhue County Apartments, 6.75%, 1/1/31	320,000	330,093
St. Paul Multifamily Housing, Selby Grotto Housing Project, (AMT) (GNMA), 5.50%, 9/20/44	655,000	679,687
Washington County Housing and Redevelopment Authority, Woodland Park Apartments, 4.70%, 10/1/26	2,000,000	2,033,560
		6,059,498

Leasing Revenue - 23.5%
Andover Economic Development Authority Public Facility Lease Revenue, Andover Community Center, 5.13%, 2/1/24	500,000	530,255
Hopkins Housing and Redevelopment Authority, Public Facility Lease Revenue, Public Works and Fire Station (MBIA), 5.00%, 2/1/23	1,000,000	1,060,310
Otter Tail County Housing and Redevelopment Authority, Building Lease Revenue, Series A, 5.00%, 2/1/19	525,000	550,499
Ramsey County Public Improvement, 4.75%, 1/1/24	1,000,000	1,028,610
St. Paul Port Authority Healtheast Midway Campus, 5.75%, 5/1/25	600,000	622,242
St. Paul Port Authority Office Building Facility, Robert Street, 5.25%, 12/1/27	1,000,000	1,074,400
Washington County Housing and Redevelopment Authority, Lower St. Croix Valley Fire Protection, 5.13%, 2/1/24	400,000	417,692
		5,284,008

Recreation Authority Revenue - 3.3%
Moorhead Golf Course, 5.88%, 12/1/21	400,000	407,660
St. Paul Port Authority Hotel Facility (Prerefunded 8/1/08 @ 103), 7.38%, 8/1/29 (b)	300,000	326,700
		734,360

Tax Revenue - 1.6%
Minneapolis Tax Increment Revenue, St. Anthony Falls Project, 5.65%, 2/1/27	150,000	153,822
Minneapolis Tax Increment Revenue, St. Anthony Falls Project, 5.75%, 2/1/27	200,000	207,588
		361,410

Transport Revenue - 4.7%
Minneapolis and St. Paul Metropolitan Airport Commission (FGIC), 5.25%, 1/1/32	1,000,000	1,052,820

Utility Revenue - 13.3%
Chaska Electric, 6.10%, 10/1/30	10,000	10,813
Chaska Electric, 5.00%, 10/1/30	500,000	527,355
Chaska Electric (Prerefunded 10/1/10 @ 100), 6.10%, 10/1/30 (b)	990,000	1,080,328
Minnesota State Municipal Power Agency Electric, 5.00%, 10/1/35	300,000	316,413
Public Facility Authority, Drinking Water Revenue, 5.00%, 3/1/11	1,000,000	1,058,740
		2,993,649

Total Municipal Long-Term Securities (cost: $33,350,133)		34,962,555

Short-Term Investments - 0.6%
Money Market Fund - 0.4%
Federated Minnesota Municipal Cash Trust	98,365	98,365
U.S. Treasury Obligation - 0.2%
U.S. Treasury Bill, 5.15%,1/11/07 (c)	40,000	39,771
Total Short-Term Investments
(cost: $138,136)		138,136

Total Investment in Securities (d) - 156.0% (cost: $33,488,269)		35,100,691

Preferred Shares, at Liquidation Value - (57.8)%		(13,000,000)
Other Assets and Liabilities, Net - 1.8%		393,373
Total Net Assets - 100.0%		22,494,064

Notes to Schedules of Investments:

(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund's board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the security is purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed at least once a week and at the end of each month.

As of November 30, 2006, the fund had no fair valued securities.

(b)	Prerefunded issues are backed by U.S. government obligations. Bonds mature at the date and price indicated.

(c)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of November 30, 2006.

(d)
On November 30, 2006, the cost of investments in securities for federal income tax purposes was $33,488,269. There are currently no material differences between federal cost and book cost. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$1,612,422
Gross unrealized depreciation	0
Net unrealized appreciation	$1,612,422

AMT—Alternative Minimum Tax. As of November 30, 2006, the aggregate market value of securities subject to the Alternative Minimum Tax is $1,295,979, which represents 5.8% of total net assets.
FGIC—Financial Guaranty Insurance Corporation
FSA—Financial Security Assurance
GNMA—Government National Mortgage Association
MBIA—Municipal Bond Insurance Association
RAAI—Radian Asset Assurance Inc.

Schedule of Open Futures Contracts	Number of Contracts Sold	Notional Contract Value	Settlement Month	Unrealized Depreciation

Description

U.S. Treasury 10 Year Note Futures	(23)	$(2,511,313)	March 2007	$(13,228)

Item 2 - Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Minnesota Municipal Income Fund II, Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr
Thomas S. Schreier, Jr.
President

Date: January 19, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: January 19, 2007